Investments in and Advances to Affiliates and Notes Receivable from Affiliates (Details) (USD $)	12 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2014	Sep. 27, 2014 item	Sep. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 28, 2013	Dec. 31, 2014	Dec. 31, 2010	Oct. 01, 2011	Sep. 28, 2013	Jul. 27, 2013
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	$ 523,063,000			$ 406,900,000			$ 523,063,000
Notes receivable from affiliates	197,270,000			180,386,000			197,270,000
Proceeds from the sale of controlling interest in a subsidiary	74,142,000
Gain on sale of controlling interest in subsidiary	65,955,000
Additional investment or capital contribution	3,886,000
Receivables due from affiliates	201,870,000			145,041,000			201,870,000
Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Proceeds from the sale of controlling interest in a subsidiary		74,142,000
Gain on sale of controlling interest in subsidiary		65,955,000
Number of processing plants		2	2
Decrease (increase) in investments in and advances to affiliates		74,142,000
Pork segment
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%	50.00%	50.00%				50.00%
Investments in and advances to affiliates	79,832,000						79,832,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales	71,173,000
Net income (loss)	7,381,000
Total assets	175,055,000						175,055,000
Total liabilities	15,238,000						15,238,000
Total equity	159,817,000						159,817,000
Pork segment | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Excess of fair value over book value on sale			32,978,000
Fair value of investment		74,142,000	74,142,000
Additional investment or capital contribution			2,000,000
Beginning total investment in affiliate		76,142,000	76,142,000
Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	178,344,000			197,036,000			178,344,000
Excess of carrying value of investment in affiliates over entity's share of affiliates' book value	13,655,000						13,655,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales	2,222,591,000			1,907,647,000	1,510,101,000
Net income (loss)	(20,169,000)			7,857,000	24,686,000
Total assets	1,132,120,000			1,038,978,000	862,992,000		1,132,120,000
Total liabilities	731,984,000			614,623,000	469,265,000		731,984,000
Total equity	400,136,000			424,355,000	393,727,000		400,136,000
Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	17,333,000						17,333,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Total assets	118,823,000						118,823,000
Total liabilities	36,379,000						36,379,000
Total equity	82,444,000						82,444,000
Sugar
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	2,994,000			2,768,000			2,994,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales	9,191,000			12,073,000	12,107,000
Net income (loss)	1,684,000			1,349,000	194,000
Total assets	8,178,000			9,271,000	8,865,000		8,178,000
Total liabilities	1,660,000			3,158,000	2,839,000		1,660,000
Total equity	6,518,000			6,113,000	6,026,000		6,518,000
Turkey
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investments in and advances to affiliates	244,560,000			207,096,000			244,560,000
Combined condensed financial information of the non-controlled, non-consolidated affiliates
Net sales	1,833,141,000			1,729,568,000	1,437,376,000
Net income (loss)	104,130,000			(19,556,000)	38,384,000
Total assets	1,021,182,000			907,004,000	871,945,000		1,021,182,000
Total liabilities	547,398,000			504,581,000	443,291,000		547,398,000
Total equity	473,784,000			402,423,000	428,654,000		473,784,000
Triumph | Pork segment
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold		50.00%	50.00%
Triumph | Pork segment | Divestiture of a 50% interest in Daily's
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership interest sold		50.00%	50.00%
Proceeds from the sale of controlling interest in a subsidiary			74,142,000
Gain on sale of controlling interest in subsidiary			65,955,000
Gain on sale of controlling interest in subsidiary, net of tax			40,233,000
Gain on sale of controlling interest in subsidiary, net of tax (in dollars per share)			$ 34.14
Democratic Republic of Congo
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Notes receivable from affiliates	57,390,000						57,390,000
Increase in long-term notes receivable from affiliates				26,290,000
Businesses conducting flour, maize and feed milling and poultry production and processing | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Democratic Republic of Congo
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Gambia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	35.00%						35.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Kenya | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%						49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Lesotho
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%						25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Nigeria | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	48.00%						48.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	30.00%						30.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | South Africa | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Zambia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	49.00%						49.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	40.00%						40.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Colombia | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	42.00%						42.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%						25.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Ecuador | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Businesses conducting flour, maize and feed milling and poultry production and processing | Haiti
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	23.00%						23.00%
Bakery business | Democratic Republic of Congo
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						50.00%		50.00%		50.00%
Investment in equity and long-term advances	34,556,000
Decrease (increase) in investments in and advances to affiliates						(26,290,000)
Increase in long-term notes receivable from affiliates				26,290,000		26,290,000
Bakery business | Democratic Republic of Congo | Commodity Trading and Milling
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Write-down in loss from affiliate							10,772,000
Bakery business | Democratic Republic of Congo | Seaboard
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Investment in equity and long-term advances	2,595,000			4,531,000	24,814,000
Agricultural commodity trading businesses | Australia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	25.00%						25.00%
Agricultural commodity trading businesses | Peru
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Cargo terminal business | Jamaica | Marine
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	21.00%	21.00%	21.00%				21.00%
Investments in and advances to affiliates		17,333,000	17,333,000
Sugar related businesses | Argentina
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Number of businesses	2
Sugar related businesses | Argentina | Minimum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	46.00%						46.00%
Sugar related businesses | Argentina | Maximum
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership	50.00%						50.00%
Butterball, LLC
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage ownership acquired	50.00%						50.00%
Investee's intangible assets for trade name	111,000,000						111,000,000
Investee's intangible assets for goodwill	73,667,000						73,667,000
Loan provided to affiliate					81,231,000
Butterball, LLC | Subordinated loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate								100,000,000
Maturity period of unsecured subordinated loan provided								7 years
Interest rate on loan provided (as a percent)								15.00%
Percentage of interest payable in cash								5.00%
Percentage of pay-in-kind interest								10.00%
Notes receivable from affiliates	141,260,000			126,082,000			141,260,000	89,414,000
Butterball, LLC | Detachable warrants
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Additional equity interest that can be acquired upon exercise of warrants (as a percent)	5.00%						5.00%
Economic interest (as a percent)	52.50%						52.50%
Investments in and advances to affiliates								10,586,000
Butterball, LLC | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate									13,037,000
Interest rate on loan provided (as a percent)	12.00%						12.00%
Notes receivable from affiliates	7,606,000			8,905,000			7,606,000
Flour production business | Brazil
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						50.00%				50.00%
Investments in and advances to affiliates						17,000,000				17,000,000
Flour production business | Brazil | Term loan
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Loan provided to affiliate										13,000,000
Investments in and advances to affiliates	11,669,000						11,669,000
Receivable from affiliate	13,849,000						13,849,000
Period after which loan provided to affiliates can be repaid										1 year
Period after which loan provided to affiliates can be converted into equity										1 year
Receivables due from affiliates	13,969,000						13,969,000
Flour milling business | Gambia
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership											50.00%
Investments in and advances to affiliates											9,099,000
Flour milling business | South Africa
Investments in and Advances to Affiliates and Notes Receivable from Affiliates
Percentage of ownership						49.00%				49.00%
Investments in and advances to affiliates						$ 7,351,000				$ 7,351,000